License Agreements - Termination of license agreement (Details) - CAR-T License and Vaccine License with TDT - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount owes pursuant to termination of license agreement	$ 0	$ 2,142,297
Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount owes pursuant to termination of license agreement		$ 2,200,000	$ 200,000